Cover Page	Nov. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2024
Entity Registrant Name	Cidara Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36912
Entity Tax Identification Number	46-1537286
Entity Address, Address Line One	6310 Nancy Ridge Drive,
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	San Diego,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	752-6170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	CDTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001610618
Amendment Flag	false